Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of financial assets [line items]
FVOCI securities	$ 66,696	$ 62,440	$ 49,755
Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	66,869	63,733
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	360	45
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(533)	(1,338)
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	66,696	62,440
Canadian federal government [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	13,072	12,884
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	27	1
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(17)	(80)
Canadian federal government [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	13,082	12,805
Canadian Provincial And Municipal Governments [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	7,310	6,896
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	54	8
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(11)	(42)
Canadian Provincial And Municipal Governments [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	7,353	6,862
US federal Government [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	17,393	17,403
US federal Government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	152	4
US federal Government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(208)	(584)
US federal Government [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	17,337	16,823
US State Municipal And Agencies Debt [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	3,936	3,694
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	30	16
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(19)	(55)
US State Municipal And Agencies Debt [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	3,947	3,655
Other governments member [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	5,493	4,818
Other governments member [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	43	2
Other governments member [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(5)	(30)
Other governments member [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	5,531	4,790
National Housing Act Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	2,623	2,382
National Housing Act Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	11	6
National Housing Act Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(3)	(18)
National Housing Act Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	2,631	2,370
US Agency MBS and CMO [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	11,552	11,811
US Agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	12	2
US Agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(261)	(496)
US Agency MBS and CMO [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	11,303	11,317
Corporate debt [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	5,426	3,783
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI securities	31	6
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI securities	(9)	(33)
Corporate debt [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	5,448	3,756
Corporate equity [member] | Cost/Amortized Cost [member]
Disclosure of financial assets [line items]
FVOCI securities	64	62
Corporate equity [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
FVOCI securities	$ 64	$ 62